Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 25, 2016	Jun. 18, 2007
Components Of Other Comprehensive Income Loss [Line Items]
Net income	$ 1,057.2	$ 1,300.5	$ 1,281.0
2.45% Senior Notes Due 2027
Components Of Other Comprehensive Income Loss [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.45%			2.45%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Components Of Other Comprehensive Income Loss [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.70%				6.70%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Net unrealized gains on forecasted transactions
Components Of Other Comprehensive Income Loss [Line Items]
Net income	$ 0.1	$ 0.2	$ 0.5
Pre Tax [Member]
Components Of Other Comprehensive Income Loss [Line Items]
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months	$ 0.4